CONSOLIDATED BALANCE SHEET (USD $)	Jun. 30, 2014	Dec. 31, 2013
ASSETS
Cash	$ 1,902	$ 2,465
Inventories, work in process	2,538,929	2,538,929
Due from related parties, net of amounts due to related parties		32,647
Total current assets	2,540,831	2,574,041
Mill equipment, net of accumulated depreciation of $1,715,465 and $1,534,658, respectively (see Note 4)	416,467	619,274
Properties	2,851,095	2,851,095
Prepaid expenses (see Note 5)		194,250
Other assets	8,900	13,900
Total Assets	5,817,293	6,252,560
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	1,042,461	1,031,154
Payroll liabilities	279,461	282,540
Due to related parties	614,816
Accrued interest	86,477	81,197
Notes payable - current portion (see Note 3)	1,607,225	2,157,070
Total current liabilities	3,630,440	3,551,961
Notes payable (see Note 3)		20,095
Total liabilities	3,630,440	3,572,056
STOCKHOLDERS' DEFICIT
Additional paid in capital	56,192,100	54,440,247
Accumulated deficit	(54,408,357)	(52,039,469)
Total stockholders' deficit	2,186,853	2,680,504
Total liabilities and stockholders' deficit	5,817,293	6,252,560
Class A Common Stock [Member]
STOCKHOLDERS' DEFICIT
Common stock	400,236	276,401
Class B Common Stock [Member]
STOCKHOLDERS' DEFICIT
Common stock	$ 2,874	$ 3,325